Offerings	Jan. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Equity Incentive Plan
Amount Registered | shares	4,050,450
Proposed Maximum Offering Price per Unit	11.79
Maximum Aggregate Offering Price	$ 47,754,805.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,311.26
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement on Form S-8 shall also cover any additional shares of the Common Stock (Common Stock) of Arlo Technologies, Inc. (the Registrant) that become issuable under the Arlo Technologies, Inc. 2018 Equity Incentive Plan, as amended (the 2018 EIP), or the Arlo Technologies, Inc. 2018 Employee Stock Purchase Plan (the 2018 ESPP) by reason of any stock dividend, stock split, recapitalization or other similar transaction. This estimate is made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on January 16, 2025, as reported on the New York Stock Exchange. Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2018 EIP on January 1, 2025 pursuant to an evergreen provision contained in the 2018 EIP. Pursuant to such provision, on January 1 of each year commencing in 2019, the number of shares authorized for issuance under the 2018 EIP is automatically increased by: (a) a number equal to 4% of the total number of shares of Common Stock outstanding on December 31 of the preceding calendar year; or (b) a number determined by the Registrants board of directors that is less than the amount set forth in the foregoing clause (a).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Employee Stock Purchase Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	11.79
Maximum Aggregate Offering Price	$ 11,790,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,805.05
Offering Note	Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2018 ESPP on January 1, 2025 pursuant to an evergreen provision contained in the 2018 ESPP. Pursuant to such provision, on January 1 of each year commencing in 2019, the number of shares authorized for issuance under the 2018 ESPP is automatically increased by a number equal to the least of: (a) 1% of the total number of shares of Common Stock outstanding on December 31 of the preceding calendar year; (b) 1,000,000 shares of Common Stock; or (c) a number determined by the Registrants board of directors that is less than the amounts set forth in the foregoing clauses (a) and (b).